Provision for income taxes expenses (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provision for income taxes expenses (Details) [Line Items]
Corporate tax rate	12.50%	12.50%
Top of range [Member]
Provision for income taxes expenses (Details) [Line Items]
Current rate		3.90%
Bottom of range [Member]
Provision for income taxes expenses (Details) [Line Items]
Current rate		0.92%